Income tax provision (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of major components of income tax expense
The major components of income tax provision for the years shown are:

Tax expense (benefit) for the year	Year Ended December 31,
($000s)	2021	2020	2019
Taxes payable on the result of the year	$90	$44	$160
Adjustment in respect to prior years	—	(112)	—
Change in recorded deferred tax liability	—	(31)	—

Income tax expense (benefit)	$90	$(99)	$160

Summary of Elements of deferred tax

Elements of deferred tax	Year Ended December 31,
($000s)	2021	2020	2019
Employer’s tax on share-based compensation	$(371)	$(216)	$(3)
Fixed Assets differences	1,154	675	62
Inventory differences	(5)	(213)	(1,154)
Accruals differences	(1,152)	(1,144)	—
Research and development tax credits	(1563)	(1,787)	—
Losses carried forward	(253,300)	(225,951)	(193,497)

Basis for calculation of deferred tax asset	(255,237)	(228,636)	(194,592)
Calculated net deferred tax benefit, local tax rates 5-22%	(55,953)	(51,251)	(42,772)
Unrecognized deferred tax asset *	55, 953	51,251	42,803

Deferred tax liability in the balance sheet	$—	$—	$(31)

Summary of reconciliation of tax expense (benefit)

Reconciliation of tax expense (benefit)	Year Ended December 31,
($000s)	2021	2020	2019
Loss before tax	$(32,552)	$(26,853)	$(32,263)

Norway statutory tax, calculated at rate of 22%	(7,132)	(5,908)	(7,412)
Difference in subsidiary taxes, using local rates vs 22%	(179)	22	160
Estimated tax on permanent differences	(568)	389	640
Prior year adjustments	—	(112)	—
Change in unrecognized deferred tax asset **	7,969	5,510	6,772

Income tax expense (benefit)	$90	$(99)	$160

*
As of December 31, 2021, there was not sufficiently convincing evidence the Company will generate sufficient taxable profit, against which the unused tax losses could be applied. Consequently, no deferred tax asset has been recognized. There are no restrictions as to how long tax losses may be carried forward in Norway or the United Kingdom. In China, tax loss carryforwards expire after five years and $135 thousand will expire at the end of 2022. Tax credits associated with research and development activities in the United States, totaling $1.6 million as of December 31, 2021, can be applied against taxable income for the following for 20 years.

**
The various deferred tax assets that have not been recognized are denominated in their respective local currencies. As such, the change in the year-end
value in USD of these unrecognized deferred tax assets includes foreign currency translation adjustments arising from changes in the exchange rates between USD and these local currencies from the prior year-end.